STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS
STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS
The Company is currently in the process of modernizing and streamlining its underlying Dating technology infrastructure that supports both its mobile and desktop platforms, as well as consolidating its European operations from seven principal locations down to three. The project is substantially complete and is expected to be fully completed by the end of 2016. For the three months ended March 31, 2016 and 2015, the Company incurred $2.1 million and $3.3 million, respectively, in costs related to this project. A summary of the costs incurred, payments made and the related accruals is presented below.

	Three Months Ended March 31, 2016
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1,	$3,013	$564	$3,577
Charges incurred	201	1,888	2,089
Payments made	(831)	(1,706)	(2,537)
Accrual as of March 31,	$2,383	$746	$3,129

The costs are allocated as follows in the accompanying consolidated and combined statement of operations:

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Cost of revenue	$154	$668
Selling and marketing expense	96	390
General and administrative expense	721	1,644
Product development expense	1,118	601
Total	$2,089	$3,303

STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS
Match Group is currently in the process of rebuilding its underlying Dating technology infrastructure that supports both its mobile and desktop platforms, as well as consolidating its European operations from seven principal locations down to three. For the year ended December 31, 2015, Match Group incurred $16.8 million in costs related to this project. A summary of the costs incurred, payments made and the related accruals is presented below.

	December 31, 2015
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1,	$795	$933	$1,728
Charges incurred	8,350	8,417	16,767
Payments made	(6,132)	(8,786)	(14,918)
Accrual as of December 31,	$3,013	$564	$3,577

The costs are allocated as follows in the statement of operations:

Year Ended December 31, 2015
(In thousands)
Cost of revenue	$2,947
Selling and marketing expense	1,678
General and administrative expense	8,160
Product development expense	3,982
Total	$16,767